Income before Income Taxes and Discontinued Operations, and Provision for Income Taxes (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Domestic Country USD ($)	Mar. 31, 2011 Domestic Country JPY (¥)	Mar. 31, 2010 Domestic Country JPY (¥)	Mar. 31, 2009 Domestic Country JPY (¥)	Mar. 31, 2011 Foreign Country USD ($)	Mar. 31, 2011 Foreign Country JPY (¥)	Mar. 31, 2010 Foreign Country JPY (¥)	Mar. 31, 2009 Foreign Country JPY (¥)
Income Taxes [Line Items]
Income before income taxes and discontinued operations	$ 1,106	¥ 91,965	¥ 54,593	¥ 12,035	$ 467	¥ 38,810	¥ 13,321	¥ (12,679)	$ 639	¥ 53,155	¥ 41,272	¥ 24,714
Current provision for income taxes	539	44,804	50,106	40,189	326	27,068	32,553	40,158	213	17,736	17,553	31
Deferred provision for income taxes	(207)	(17,187)	(27,712)	(42,787)	(163)	(13,534)	(22,285)	(51,155)	(44)	(3,653)	(5,427)	8,368
Provision for income taxes	$ 332	¥ 27,617	¥ 22,394	¥ (2,598)